Operating expenses - Depreciation & Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Depreciation of PP&E	$ (5,039)	$ (4,358)	$ (3,046)
Amortization of SAC and service connection costs	(1,524)	(1,474)	(1,045)
Amortization of 3G/4G licenses	(325)	(338)	(324)
Amortization of other intangible assets	(40)	(28)	(23)
Total depreciation and amortisation expense	$ (6,928)	$ (6,198)	$ (4,438)